Net Debt - Summary of Loans and Other Borrowings and Currency Swaps, Excluding Bank Overdrafts (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 3,553	$ 2,772
Cash flows	196	629
Exchange adjustment	(159)	125
Other	155	27
Ending balance	3,745	3,553
Lease liabilities [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	426	427
Cash flows	(46)	(28)
Exchange adjustment	(2)	2
Other	36	25
Ending balance	414	426
Currency swaps [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	20	4
Other		16
Ending balance		20
Currency Swaps Exchange Of Principal [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	20
Cash flows	(45)
Exchange adjustment	0
Other	103
Ending balance	78	20
Currency forwards [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	(15)
Cash flows	0
Exchange adjustment	0
Other	11	(15)
Ending balance	(4)	(15)
Loans and other borrowings before currency swaps (excluding bank overdrafts) [member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,548	2,768
Cash flows	241	629
Exchange adjustment	(159)	125
Other	41	26
Ending balance	3,671	3,548
Bond [Member]
Disclosure of detailed information about borrowings [line items]
Beginning balance	3,122	2,341
Cash flows	287	657
Exchange adjustment	(157)	123
Other	5	1
Ending balance	$ 3,257	$ 3,122